Regulatory Matters	12 Months Ended
Dec. 31, 2014
Regulatory Matters

Note 16. Regulatory Matters

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet the minimum regulatory capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators that, if undertaken, could have a direct material adverse effect on the Company.

Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines involving quantitative measures of the Company’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of total capital and Tier I capital to risk-weighted assets (as defined in the regulations) and Tier I capital to average assets (as defined in the regulations). Management believes, as of December 31, 2014, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2014 and 2013, the most recent regulatory notification categorized the Bank as well capitalized. There have been no conditions or events that would cause changes to the capital structure of the Company since this notification. To continue to be categorized as well capitalized under the regulatory framework for prompt corrective action, the Company would have to maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as disclosed below, in comparison with actual capital amounts and ratios:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio

As of December 31, 2014
Total Capital (to Risk-Weighted Assets)
Citizens Holding Company	$94,131,074	17.84%	$42,219,926	8%	$	N/A	—
Citizens Bank	92,071,276	17.46%	42,190,221	8		52,737,777	10%
Tier I Capital (to Risk-Weighted Assets)
Citizens Holding Company	$87,588,748	16.60%	$21,109,963	4		N/A	—
Citizens Bank	85,528,950	16.22%	21,095,111	4		31,642,666	6
Tier I Capital (to Average Assets)
Citizens Holding Company	$87,588,748	9.60%	$36,487,785	4		N/A	—
Citizens Bank	85,528,950	9.71%	35,247,045	4		44,058,806	5

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2013
Total Capital (to Risk-Weighted Assets)
Citizens Holding Company	$90,881,652	17.49%	$41,581,280	8%	$	N/A	—
Citizens Bank	88,800,245	17.09%	41,559,111	8		51,948,889	10%
Tier I Capital (to Risk-Weighted Assets)
Citizens Holding Company	$84,365,066	16.23%	$20,790,640	4		N/A	—
Citizens Bank	82,287,080	15.84%	20,779,556	4		31,169,333	6
Tier I Capital (to Average Assets)
Citizens Holding Company	$84,365,066	9.63%	$35,026,360	4		N/A	—
Citizens Bank	82,287,080	9.40%	35,013,482	4		43,766,853	5